Summary of Significant Accounting Policies (Tables)	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Contract Assets and Deferred Revenues

Contract assets and deferred revenues related to contracts with customers consist of the following as of August 31, 2025 and May 31, 2025:

	Contract assets			Contract liabilities
	Contract costs	Unbilled revenue	Total	Deferred revenue
May 31, 2024	$—	$—	$—	$—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	—	—	—	43,982
Net change due to billings	—	43,982	43,982	—
Revenue recognized	—	55,895	55,895	43,982
August 31, 2025	$—	$11,913	$11,913	$—